FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explanatory [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
NOTE 17: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Debt securities:
Government securities	14,599	14,267	14,445	14,114
Asset-backed securities	55	65	—	—
Corporate and other debt securities	13,131	12,928	11,084	10,533
	27,785	27,260	25,529	24,647
Equity shares	1	—	—	—
Total financial assets at fair value through other comprehensive income	27,786	27,260	25,529	24,647
At 31 December 2021 £24,947 million (2020: £25,826 million) of financial assets at fair value through other comprehensive income of the Group and £23,081 million (2020: £23,494 million) of the Bank had a contractual residual maturity of greater than one year.
All assets were assessed at Stage 1 at 31 December 2020 and 2021.